Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Significant Accounting Policies [Line Items]
Number of operating segments | Segment	1
Goodwill impairment losses	$ 0	$ 0	$ 0
Provision for estimated sales returns, stock rotations, and other customer rights	14,130,000	14,618,000
Severance expenses	$ 7,140,000	6,726,000	5,987,000
Maximum percentage of annual compensation contributed by employees towards employee benefit plan	50.00%
Maximum amount contributed by employees toward employee benefit plan	$ 18,000
Additional amount contributed by employees aged 50 and over towards employee benefit plan	$ 6,000
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	3.00%
Contributions by employer	$ 1,397,000	1,148,000	1,073,000
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	$ 2,311,000	2,837,000	4,260,000
Allowance for doubtful accounts	2,101,000	3,928,000
Bad debt expense	(1,834,000)	(1,932,000)	(1,090,000)
Write off of bad debts	$ 123,000	$ 1,537,000	$ 668,000
Anti-dilutive shares excluded from computation of earnings per share amount | shares	1,594,082	1,746,613	5,694,945
Deferred tax assets, current		$ 34,175,000
Foreign Exchange Forward Contracts | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, notional amount	$ 319,380,000	250,946,000
Gains (losses) from derivatives not designated as hedge	(52,000)	(88,000)
Foreign Exchange Forward Contracts | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, notional amount	25,732,000	38,784,000
Other comprehensive income, gain (loss) on outstanding forward contracts	8,000	(2,854,000)
Foreign Exchange Forward Contracts | Financial Income | Not Designated as Hedging Instrument
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	378,000	(21,970,000)	$ 20,306,000
Foreign Exchange Forward Contracts | Operating Expenses | Designated as Hedging Instrument | Cash Flow Hedging
Significant Accounting Policies [Line Items]
Derivative, net gain (loss)	$ (1,585,000)	$ (3,009,000)	$ 2,366,000
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	5 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years